Other non-current assets - (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Miscellaneous non-current assets [abstract]
Restricted cash — non-current	€ 1,243	€ 630		€ 251
Non-current financial assets held at fair value through profit or loss	5,140	2,596		1
Total other non-current assets	6,383	3,226		€ 252
Secured Series A Financing	€ 1,499	€ 1,499	€ 21,000